Share capital (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of share capital, reserves and other equity interest [Abstract]
Disclosure of number and weighted average exercise prices of share options
A summary of changes to stock options outstanding is as follows:

	Number of outstanding options	Weighted- average exercise price
	(‘000’s)	(in Cdn.$)

Outstanding at December 31, 2021	32,489	4.75
Granted	4,534	5.29
Exercised	(4,955)	3.67
Forfeited or expired	(1,141)	5.35
Outstanding at December 31, 2022	30,927	4.98
Granted	3,042	4.80
B2Gold replacement options on acquisition of Sabina (Note 6)	3,342	3.87
Exercised	(5,098)	3.42
Forfeited or expired	(1,246)	5.28
Outstanding at December 31, 2023	30,967	5.09

Disclosure of range of exercise prices of outstanding share options
Stock options outstanding and exercisable as at December 31, 2023 are as follows:

Range of exercise prices (in Cdn. $)	Number of outstanding options (‘000’s)	Weighted- average years to expiry	Weighted-average exercise price (in Cdn. $)	Number of exercisable options (‘000’s)	Weighted-average exercise price (in Cdn. $)

2.95 – 2.99	35	3.39	2.95	13	2.95
3.00 – 3.99	1,988	2.96	3.26	1,918	3.25
4.00 – 4.99	7,245	4.22	4.44	3,639	4.42
5.00 – 5.99	19,538	2.99	5.38	15,415	5.39
6.00 – 6.99	2,041	2.30	6.25	1,863	6.25
7.00 – 8.53	120	1.56	8.01	120	8.01
	30,967	3.22	5.09	22,968	5.14

Disclosure of number and weighted average remaining contractual life of outstanding share options
Stock options outstanding and exercisable as at December 31, 2023 are as follows:

Range of exercise prices (in Cdn. $)	Number of outstanding options (‘000’s)	Weighted- average years to expiry	Weighted-average exercise price (in Cdn. $)	Number of exercisable options (‘000’s)	Weighted-average exercise price (in Cdn. $)

2.95 – 2.99	35	3.39	2.95	13	2.95
3.00 – 3.99	1,988	2.96	3.26	1,918	3.25
4.00 – 4.99	7,245	4.22	4.44	3,639	4.42
5.00 – 5.99	19,538	2.99	5.38	15,415	5.39
6.00 – 6.99	2,041	2.30	6.25	1,863	6.25
7.00 – 8.53	120	1.56	8.01	120	8.01
	30,967	3.22	5.09	22,968	5.14

Disclosure of number and weighted average exercise prices of other equity instruments
Summary of changes to RSUs outstanding:

Number of outstanding RSUs
(‘000’s)

Outstanding at December 31, 2021	3,679
Granted	1,751
Vested and converted to common shares	(2,663)
Forfeited	(119)
Reinvested dividend equivalents	136
Outstanding at December 31, 2022	2,784
Granted	1,939
Vested and converted to common shares	(1,440)
Forfeited	(119)
Reinvested dividend equivalents	158
Outstanding at December 31, 2023	3,322

Earnings per share
The following is the calculation basic and diluted earnings per share:

	2023	2022
	$	$

Net income and diluted net income (attributable to shareholders of the Company)	10,097	252,873

Basic weighted average number of common shares outstanding (in thousands)	1,232,092	1,064,259

Effect of dilutive securities:
Stock options	1,099	1,928
Restricted share units	755	732
Performance share units	3,458	4,085
Diluted weighted average number of common shares outstanding (in thousands)	1,237,404	1,071,004

Earnings per share (attributable to shareholders of the Company)
Basic	$0.01	$0.24
Diluted	$0.01	$0.24